Related Party Transactions - Related Party Costs and Expenses (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2013	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction
Total income (expenses)		$ 2,296	$ 2,083	$ 4,617	$ 3,512
KNOT Management
Related Party Transaction
Administration fee		314	449	648	812
KOAS
Related Party Transaction
Administration fee		174	148	$ 345	290
Margin rate on administration cost				5.00%
KOAS UK
Related Party Transaction
Administration fee		30	30	$ 60	60
Margin rate on administration cost				5.00%
KNOT
Related Party Transaction
Other income			94		749
Operating expenses		1,736	1,509	$ 3,479	3,019
Administration fee		$ 42	$ 41	$ 85	$ 80
KNOT | Bodil Knutsen
Related Party Transaction
Period of related party guarantee of payment of hire rate	5 years
KNOT | Windsor Knutsen
Related Party Transaction
Period of related party guarantee of payment of hire rate	5 years